OPERATING SEGMENT INFORMATION - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Non-current restricted cash and cash equivalents	$ 4.4	$ 4.4